Earnings Per Share - Summary of Basic and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ (121.1)	$ (45.8)	$ (299.3)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.96	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Income (Loss) from Continuing Operations, Per Diluted Share	(0.16)	(0.09)	(0.12)	(0.24)	(0.27)	0.95	(0.46)	(0.46)	(0.61)	(0.23)	(1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.10	(0.29)	1.30	0.23	(1.60)	0.34	0.28	1.14	(0.77)	(1.30)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ 0.03	$ 0.10	$ (0.29)	$ 1.30	$ 0.23	$ (1.63)	$ 0.34	$ 0.28	$ 1.14	$ (0.77)	$ (1.30)
Net Income (Loss) Attributable to Parent	$ (26.2)	$ 2.1	$ (82.1)	$ 212.2	$ (7.3)	$ (132.9)	$ (24.7)	$ (33.9)	$ 106.0	$ (198.8)	$ (556.8)
Net income (loss) attributable to controlling interest									$ 106.0	$ (198.8)	$ (556.8)
Dilutive adjustments to income (loss) attributable to common shares from assumed conversion of preferred shares, net of tax:
Weighted-average common shares outstanding - basic and diluted									199,990	198,374	198,142
Net income (loss) per common share attributable to controlling interest:
Earnings Per Share, Basic	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.67)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Earnings Per Share, Diluted	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.65)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Discontinued Operations, Held-for-sale [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Attributable to Parent									$ 126.6	$ (197.2)	$ (314.7)
Parent Company [Member] | Discontinued Operations, Held-for-sale [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Attributable to Parent									$ 227.1	$ (153.0)	$ (257.5)
Restricted stock awards
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									466	1,914	2,667
Stock option awards
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1,727	1,300	1,334
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									154	1,200	1,800